Goodwill and impairment review of goodwill - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) MMBoe	Dec. 31, 2021 USD ($) MMBoe
Disclosure of detailed information about intangible assets [line items]
Goodwill impairment related to expected divestments | $	$ 0	$ 0
Period used in testing for goodwill impairment	15 years
Estimated Percentage Change in Revenue due to Adverse Impact on Goodwill Headroom	(27.00%)	(33.00%)
gas & low carbon energy
Disclosure of detailed information about intangible assets [line items]
Estimated production volumes by which unit's recoverable amount exceeds its carrying amount for the next 15 years	191	261
Estimated Percentage Change in Revenue due to Adverse Impact on Goodwill Headroom	(18.00%)	(20.00%)
oil production & operations
Disclosure of detailed information about intangible assets [line items]
Estimated production volumes by which unit's recoverable amount exceeds its carrying amount for the next 15 years	346	604
customers & products
Disclosure of detailed information about intangible assets [line items]
Period used in determining value in use for cash-generating units	10 years
customers & products | Castrol
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.40%	2.80%
customers & products | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Period over which cash flows for cash generating unit is derived	5 years
Goodwill | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use		11.00%
Goodwill | gas & low carbon energy | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	10.00%
Goodwill | oil production & operations | Weighted average
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	16.00%
Goodwill | customers & products | Weighted average | Castrol
Disclosure of detailed information about intangible assets [line items]
Discount rate used in current estimate of value in use	8.00%	9.00%